Subsequent Event - Additional Information (Detail) (Oneida Resources Corp, Subsequent Event, USD $)	1 Months Ended
Mar. 31, 2013
Sunrise Financial Group Inc
Subsequent Event [Line Items]
Professional Fees paid by related party on behalf	$ 3,400
NLBDIT 2010 Enterprises, LLC
Subsequent Event [Line Items]
Amount received for professional fees	$ 6,000